CASH AND CASH EQUIVALENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

As of September 30, 2022 and December 31, 2021 the Company has $1,584,869 and $2,597,848, respectively, of cash and cash equivalents, which consists of $517,730 and $554,864, respectively, of cash in banks and $1,027,797 and $1,975,347, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranged between 1.10% to 1.58% per annum for the three and nine months ended September 30, 2022. The effective interest rate for the time deposits ranged between 1.80% to 2.15% per annum for the three and nine months ended September 30, 2021. As of September 30, 2022 and December 31, 2021, $254,662 and $295,761 of these balances are not covered by deposit insurance, respectively.

5. CASH AND CASH EQUIVALENTS

As of December 31, 2021 and 2020 the Company had $2,597,848 and $3,517,600, respectively, of cash and cash equivalents, which consists of $554,864 and $1,112,147, respectively, of cash in banks and $1,975,347 and $2,391,182, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 1.10% to 1.25% per annum.